Income Taxes - Reconciliation of Actual Effective Tax Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax relating to components of other comprehensive income [abstract]
Income tax expense (benefit) using each country's tax rate	23.94%	(33.60%)	28.54%
Non-deductible expenses, percentage	(0.95%)	(40.07%)	2.72%
Tax credits, percentage	1.47%	117.27%	(10.64%)
Change in unrecognized deferred tax assets	(9.97%)	(70.94%)	(0.50%)
Adjustment for prior years	1.07%	(90.00%)
Effect on change in tax rate, percentage	(0.40%)	15.68%	(3.10%)
Others, percentage	(1.05%)	5.25%	(0.06%)
Actual effective tax rate			16.96%
Profit (loss) before income taxes	₩ (3,344,242)	₩ (91,366)	₩ 2,332,632
Income tax expense (benefit) using each country's tax rate, amount	(800,660)	30,695	665,733
Non-deductible expenses, amount	31,649	36,608	63,416
Tax credits, amount	(49,269)	(107,146)	(248,191)
Change in unrecognized deferred tax assets, amount	333,318	64,818	(11,708)
Adjustment for prior years	(35,787)	82,225
Effect on change in tax rate (Note 24(d))	13,353	(14,326)	(72,376)
Others	35,232	(4,797)	(1,294)
Actual income tax expense	₩ (472,164)	₩ 88,077	₩ 395,580